Other Finance Expenses	6 Months Ended
Jun. 30, 2024
Other Finance Expenses
Other Finance Expenses

6)Other Finance Expenses

(a)Interest Expense

The following table presents the components of interest expense as reported in the consolidated statements of operations for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2024	2023	2024	2023
Interest expense	$16,320	$17,349	$33,239	$34,121
Amortization of debt issuance cost and fair value of debt assumed	543	758	1,089	1,355
Total interest expense	$16,863	$18,107	$34,328	$35,476

(b)Other Finance Expense

The following table presents the components of other finance expense for three and six months ended June 30, 2024 and 2023:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2024	2023	2024	2023
Bank fees, charges (other income)	$(177)	$112	$92	$184
Total other finance (income) expense	$(177)	$112	$92	$184